Commitments and Contingencies - Additional information (Detail)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY
Loss Contingencies [Line Items]
Commitment related to acquisition of fixed assets	$ 55,157,516	337,564,000
Unrecognized tax benefit	$ 23,443,000	143,473,000	143,473,000	[1]

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.